Operations (Details Narrative) R$ in Millions, $ in Millions				12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 BRL (R$)	Jun. 30, 2022	Dec. 31, 2022 Number
IfrsStatementLineItems [Line Items]
Number of barrels				30,000
Made payment	$ 56	R$ 292
Odebrecht s a member
IfrsStatementLineItems [Line Items]
Proportion of ownership interest				50.11%
Proportion of voting rights				38.32%
Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest			50.00%
Braskem Idesa One [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest	50.00%	50.00%